Leases (Details) - Schedule of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of profit or loss [Abstract]
Depreciation expense of right-of-use assets	$ 300	$ 196	$ 196
Interest expense on lease liabilities			5
Total amount recognized in profit or loss	$ 300	$ 196	$ 201